UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:                 December 31, 2008

Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one.):                 [X] is a restatement.
                                                  [ ] adds new holdings entries.


Name:          John Hancock Life Insurance Company (U.S.A.)
Address:       601 Congress Street
               Boston, MA 02110-2805


Form 13F File Number: 028-03983


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:


Name:          Maureen Milet
Title:         Vice President & Chief Compliance Officer-Investments
Phone:         (617) 572-0203



        Maureen Milet           Boston, MA              February 25, 2013
        -------------           ----------              -----------------
        [Signature]             [City, State]           [Date]


NOTE: The original filing was made under the name John Hancock Life Insurance Company.


Report Type (check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this report manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                                             1

Form 13F Information Table Entry Total:                                       13

Form 13F Information Table Value Total:                   US $38,070 (thousands)


List of Other Included Managers:

No.      Form 13F File Number         Name
1        028-11519                    Manulife Financial Corporation


                                                                                                                VOTING AUTHORITY
                                       CUSIP      Value    Shares or                     Investment  Other
Name of Issuer          Title of Class Number     (x$1000) Prn Amount  SH/PRN  Put/Call  Discretion  Manager SOLE     SHARED  NONE
ALLIED HEALTHCARE       COM            01923A109    752    716,080     SH                DEFINED     1       716,080        0 0
  INTRNTL INC
AMR CORP                COM            001765106    673     63,160     SH                DEFINED     1        63,160        0 0
DELTA AIRLINES INC      COM            247361702  8,306    725,456     SH                DEFINED     1       725,456        0 0
ENERPLUS RESOURCES FUND COM            29274D604  5,960    304,552     SH                DEFINED     1       304,552        0 0
METROPCS COMMUNICATNS   COM            591708102  9,639    649,077     SH                DEFINED     1             0  649,077 0
  INC
NAVISTAR INT CORP       COM            63934E108    681     31,997     SH                DEFINED     1        31,997        0 0
PORTLAND GENERAL        COM            736508847  3,805    195,945     SH                DEFINED     1       195,945        0 0
  ELECTRIC CO
PROS HOLDINGS INC       COM            74346Y103     72     12,600     SH                DEFINED     1             0   12,600 0
RANGE RESOURCES CORP    COM            75281A109  3,817    111,366     SH                DEFINED     1       111,366        0 0
TEMPUR-PEDIC INTERNATNL COM            88023U101      8      1,063     SH                DEFINED     1             0    1,063 0
  INC
UAL CORP                COM            902549807  4,079    370,468     SH                DEFINED     1       370,468        0 0
US AIRWAYS GROUP INC    COM            90341W108    274     35,765     SH                DEFINED     1        35,765        0 0
VELOCITY EXPRESS CORP   COM            92257T707      5     32,877     SH                DEFINED     1        32,877        0 0